2. Loans: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2016	69.86%	14.10%	57.32%
2017	25.45	13.86	28.50
2018	3.92	13.38	10.50
2019	.56	12.03	3.28
2020	.09	10.11	.39
2021 & beyond	.12	36.52	.01
	100.00%	100.00%	100.00%